Stock-based compensation plan	12 Months Ended
Mar. 31, 2024
MiX Telematics Limited [Member]
Stock-based compensation plan

16. Stock-based compensation plan

The Company has issued share incentives to directors and certain key employees within the Company under the MiX Telematics Long-Term Incentive Plan (“LTIP”), an equity-classified incentive plan.

The LTIP provides for three types of grants to be issued, namely performance shares, restricted share units (“RSUs”) and stock appreciation rights (“SARs”).

As of March 31, 2024, there were 12,790,000 shares reserved for future issuance under the LTIP.

The total stock-based compensation expense (included in administration and other) recognized during the years ended March 31, 2023 and 2024, was $0.5 million and $1.1 million, respectively. Stock-based compensation expense recognized during the year ended March 31, 2024 includes a cash-settled stock-based payment expense of $0.8 million for a bonus related to the Powerfleet Transaction (refer to note 21) to be settled in shares. Net deferred tax benefits reversed on total stock-based compensation expense in the Statement of Income for the years ended March 31, 2023 and 2024, was $0.1 million and $0.05 million, respectively. Tax benefits realized on awards exercised during the years ended March 31, 2023 and 2024, was $0.2 million and $0.04 million, respectively.

Stock appreciation rights granted under the LTIP

Under the LTIP, SARs may be issued to certain directors and key employees. The exercise price of the SARs granted is equal to the closing market value of ordinary shares on the day preceding the date of grant. The SARs granted vest in tranches of 25% per annum, commencing on the second anniversary of the grant date and expire 6 years after the grant date. Vesting is contingent upon employment within the Company and an annual total shareholder return in excess of 10% being achieved, taking into account any dividends paid during the vesting period. Management estimates forfeiture to be approximately 5%. Upon exercise, the Company will settle the value of the difference, between the closing market value of the ordinary shares on the day of settlement and the award price (if positive), by delivering shares. The Company has no legal or constructive obligation to settle the SARs in cash.

The following table summarizes the Company’s SARs for the fiscal year ended March 31, 2024:

	Number of SARs	Weighted- Average Exercise Price in U.S. Cents*	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value* (in thousands)
Outstanding as of April 1, 2023	35,800,000	37
Granted on June 26, 2023	10,600,000	27
Exercised	—	—
Forfeited	(1,425,000)	31
Outstanding as of March 31, 2024	44,975,000	33	3.58
Vested and expected to vest as of March 31, 2024	43,333,438	33	3.56	$10,819,015
Vested as of March 31, 2024	12,143,750	40	2	$2,218,099

*	The exercise price is denominated in South African cents. U.S. currency amounts are based on a ZAR:USD exchange rate of 18.8761 as of March 31, 2024.

The weighted-average grant-date fair value of SARs granted during the years ended March 31, 2023 and 2024, was 14 U.S. cents and 10 U.S. cents, respectively. The grant-date fair value was determined using a combination of the Monte Carlo Simulation option pricing model and the Binomial Tree option pricing model. U.S. currency amounts are based on a ZAR:USD exchange rate of 18.8761 as of March 31, 2024. The key drivers and assumptions input into the valuation models used to determine these values are disclosed below. The volatility was calculated using a mixture of the Company’s historical data as well as the share data of comparable companies for grants made in all financial years preceding 2024 and the Company’s historical share data for grants made in the 2023 fiscal year and the current year.

The total intrinsic value of SARs exercised during fiscal year 2023 was $1.2 million. No SARs were exercised during fiscal year 2024. U.S. Dollar amounts are based on a ZAR:USD exchange rate of 18.8761 as of March 31, 2024.

The salient details of SARs granted during fiscal year 2024 are provided in the table below:

Total shareholder return
Grant date	June 26, 2023
Grant date fair value (ZAR/$)(1)	R1.93/$0.10
Award price (ZAR/$)(1)	R5.01/$0.27
JSE share price on grant date (ZAR/$)(1)	R5.01/$0.27
Expiry date	June 26, 2029
Performance conditions
– Total shareholder return of (%)	10.0
Remaining contractual life at March 31, 2024	5.2

Valuation assumptions and drivers
Volatility (%)	52.6
Anticipated forfeiture rate (%)	5.0
Anticipated dividend yield (%)	3.75
Annual risk-free interest rate (%)	8.97

The salient details of SARs granted during fiscal year 2023 are provided in the table below:

Total shareholder return
Grant date	November 1, 2022
Grant date fair value (ZAR/$)(1)	R2.58/$0.14
Award price (ZAR/$)(1)	R5.10/$0.28
JSE share price on grant date (ZAR/$)(1)	R5.80/$0.32
Expiry date	November 1, 2028
Performance conditions
– Total shareholder return of (%)	10.0
Remaining contractual life at March 31, 2024	4.6
Valuation assumptions and drivers
Volatility (%)	50.4
Anticipated forfeiture rate (%)	5.0
Anticipated dividend yield (%)	3.71
Annual risk-free interest rate (%)	8.74

(1)	For purposes of this table, the award price has been converted, based on the South African Rand/U.S. Dollar exchange rate in effect as of grant date.

The following table summarizes the Company’s unvested SARs for the fiscal year ended March 31, 2024:

	Number of SARs	Weighted- Average Grant-Date Fair Value in U.S. Cents*
Unvested as of April 1, 2023	35,800,000	15
Granted on June 26, 2023	10,600,000	10
Vested	(12,143,750)	16
Forfeited	(1,425,000)	14
Unvested as of March 31, 2024	32,831,250	13

*	The exercise price used to determine the grant date fair value is denominated in South African cents. U.S. currency amounts are based on a ZAR:USD exchange rate of 18.8761 as of March 31, 2024.

As of March 31, 2024, there was $1.7 million of unrecognized compensation cost related to unvested SARs. This amount is expected to be recognized over a weighted-average period of 3.52 years.

Restricted share units granted under the LTIP

Under the LTIP, RSUs may be issued to certain directors and key employees. The scheme rules allow for a maximum of 2 million RSUs to be granted in any financial year and for a maximum of 12 million RSUs to be granted in aggregate over the life of the plan.

2 million time-based RSUs were granted on June 1, 2020, and vest in tranches of 50% per annum, commencing on the second anniversary of the grant date. Vesting is conditional upon the continued employment of the recipient with the Company. Management estimates forfeiture to be approximately 5%. Settlement will take place in the Company’s shares. The Company has no legal or constructive obligation to settle the RSUs in cash. The weighted average grant date fair value per RSU granted was 30 U.S. cents. U.S. currency amounts are based on a ZAR:USD exchange rate of 18.8761 as of March 31, 2024. The grant date fair value was determined by deducting the present value of expected dividends to be paid per share prior to vesting from the closing market price of the Company’s shares on the grant date. The was no unrecognized compensation cost related to unvested RSUs as of March 31, 2024.

The following table summarizes the Company’s unvested RSUs for the fiscal year ended March 31, 2024:

	Number of RSUs	Weighted- Average Grant-Date Fair Value in U.S. Cents*
Unvested as of April 1, 2023	800,000	30
Settled	(800,000)	30
Forfeited	—	30
Unvested as of March 31, 2024	—	30

*	The exercise price used to determine the grant date fair value is denominated in South African cents. U.S. currency amounts are based on a ZAR:USD exchange rate of 18.8761 as of March 31, 2024.

Performance shares granted under the LTIP

Under the LTIP, performance shares may be issued to certain directors and key employees. The performance shares granted vest immediately once the service and performance conditions have been met. Settlement takes place by delivering ordinary shares equal to the number of performance shares that have vested, alternatively as a fall back provision only, by settling the value in cash.

No performance shares were granted during fiscal year 2023 or fiscal year 2024 under this scheme.